CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT( Unaudited) - USD ($)	Total	Preferred Stock Series C [Member]	Preferred Stock Series C1 [Member]	Preferred Stock Series C2 [Member]	Preferred Stock Series D [Member]	Preferred Stock Series E [Member]	Preferred Stock Series F [Member]	Preferred Stock Series F-2 [Member]	Preferred Stock Series G [Member]	Common Stock [Member]	Retained Earnings (Accumulated Deficit)	Additional Paid-In Capital	Treasury Stock [Member]	Accumulated Deficit [Member]
Balance, shares at Dec. 31, 2019			1,000	3,000						3,319,000
Balance, amount at Dec. 31, 2019	$ (16,935,000)	$ 105,000	$ 170,000	$ 531,000	$ 0					$ 3,394,000		$ 118,552,000	$ (132,000)	$ (139,555,000)
Issuance of preferred stock in financing, shares					1,000	2,000
Issuance of preferred stock in financing, amount	1,915,000	0	0	0	$ 276,000	$ 1,639,000	$ 0	$ 0	$ 0
Conversion of debt into common stock		0	0	0	0
Conversion of debt into common stock, shares										8,132,000
Conversion of debt into common stock, amount	2,929,000									$ 8,000		2,921,000
Issuance of common stock in financing		0	0	0	0
Warrants exchanged for fixed price warrants	131,000	0	0	0	0
Issuance of common stock in financing, shares										1,526,000
Issuance of common stock in financing, amount	461,000									$ 1,000		460,000
Issuance of common stock for manufacturing agreements		0	0	0	0
Issuance of common stock for payment of Series D preferred dividends		0	0	0	0
Issuance of warrants in financing	117,000											117,000
Beneficial conversion feature of convertible debt	82,000	0	0	0	0							82,000
Issuance of common stock for manufacturing agreements, shares										12,000
Adjustment to warrant liability for adoption of ASU 2017-11	627,000	0	0	0	0							627,000
Stock based compensation	310,000	0	0	0	0							310,000
Issuance of common stock for payment of Series D preferred dividends, shares										149,000
Accrued series D preferred stock dividends	(122,000)	0	$ 0	$ 0	$ 0									(122,000)
Issuance of common stock for payment of Series D preferred dividends, amount	40,000											40,000
Net loss	(279,000)	0												(279,000)
Stock-based compensation	$ 309,905
Balance, shares at Dec. 31, 2020	13,138,282		1,000	3,000	1,000	2,000				13,138,000
Balance, amount at Dec. 31, 2020	$ (10,855,000)	105,000	$ 170,000	$ 531,000	$ 276,000	$ 1,639,000	$ 0	0	0	$ 3,403,000	$ (139,956,000)	123,109,000	(132,000)	(139,956,000)
Net loss	(1,626,000)
Series F preferred offering							1,000
Series F preferred offering, amount	1,195,000					0	$ 1,195,000	$ 0	$ 0			0
Series F-2 preferred offering,share								1,000
Series F-2 preferred offering	404,000	0	0	0	0			$ 404,000				0
Conversion of debt and expenses for Series F-2 preferred stock,share								2,000
Conversion of debt and expenses for Series F-2 preferred stock,Amount	2,559,000	0	0	0	0			$ 2,000
Issuance of common stock for Series D preferred dividends,share										83,000
Issuance of common stock for Series D preferred dividends, amount	39,000											39,000
Issuance of common stock for Series E preferred dividends, shares										288,000
Issuance of common stock for Series E preferred dividends, amount	118,000											118,000
Series G preferred offering									153,000
Series G preferred offering, amount	(1,626,000)	0	0	0	$ 0						(1,626,000)	0
Series G redemption amount	178,000	0	$ 0	$ 0								0
Series G redemption, share									(153,000)
Issuance of common stock to finders,share										98,000
Issuance of common stock to finders	54,000					$ 0						54,000
Issuance of warrants to consultants	1,093,000											1,093,000
Warrants issued	304,000											304,000
Conversions of warrants from liability to equity	1,755,000											1,755,000
Stock-based compensation	178,000											178,000
Accrued preferred dividends	(296,000)										(296,000)	0
Net loss	(1,626,000)										(1,626,000)	0
Conversion of Series F Preferred shares into common stock	0
Balance, shares at Sep. 30, 2021			1,000	3,000	1,000	2,000	1,000	3,000		13,607,000
Balance, amount at Sep. 30, 2021	$ (7,746,000)	105,000	$ 170,000	$ 531,000	$ 276,000	$ 1,639,000	$ 1,195,000	$ 2,963,000	$ 0	$ 3,403,000	(141,929,000)	126,650,000	(132,000)
Balance, shares at Dec. 31, 2020	13,138,282		1,000	3,000	1,000	2,000				13,138,000
Balance, amount at Dec. 31, 2020	$ (10,855,000)	105,000	$ 170,000	$ 531,000	$ 276,000	$ 1,639,000	0	0	0	$ 3,403,000	(139,956,000)	123,109,000	(132,000)	(139,956,000)
Warrants exchanged for fixed price warrants	1,755,000
Issuance of common stock for payment of Series D preferred dividends		0	0	0	0	0	0	0	0
Stock based compensation	227,000	0	0	0	0	0	0	0	0	$ 0		227,000	0	0
Issuance of common stock for payment of Series D preferred dividends, shares										109,000
Issuance of common stock for payment of Series D preferred dividends, amount	53,000									$ 0		53,000	0	0
Net loss	(2,070,000)	0	0	0	0	0	$ 0	0	0	0		0	0	(2,070,000)
Series F preferred offering							1,000
Series F preferred offering, amount						0	$ 1,195,000	0	0
Series G preferred offering, amount						0	0	0	0
Issuance of common stock to finders						0	0	$ 0	0
Series F preferred offering	1,195,000									0		0	0	0
Series F-2 preferred offering	404,000									0		0	0	0
Conversion of debt and expenses for Series F-2 preferred stock	$ 2,559,000									0		0	0	0
Issuance of common stock to finders			0	0	0
Issuance of common stock to finders, shares	98,000
Issuance of common stock to finders, amount	$ 54,000									0		54,000	0	0
Series G preferred offering	0	0	0	0	0					0		0	0	0
Series F-2 preferred offering, shares								1,000
Series G redemption	0	0	0	0	0					$ 0		0	0	0
Conversion of debt and expenses for Series F-2 preferred stock								2,000
Issuance of common stock for payment of Series E preferred dividends, shares										288,000
Series F-2 preferred offering, amount						0	0	$ 404,000	0
Issuance of common stock for payment of Series E preferred dividends, amount	118,000									$ 0		118,000	0	0
Issuance of warrants to consultants	1,172,000	0	0	0	0	0	0	0	0	0		1,172,000	0	0
Warrants issued with debt	304,000	0	0	0	0	0	0	0	0	0		304,000	0	0
Conversion of debt and expenses for Series F-2 preferred stock, amount						0	0	2,559,000	0
Conversion of warrants from liabilities to equity	1,755,000	0	0	0	0	0	0	0	0	$ 0		1,755,000	0	0
Conversion of Series F Preferred shares into common stock, shares										40,000
Conversion of Series F Preferred shares into common stock, amount	0									$ 0		8,000	0	0
Accrued preferred dividends	(361,000)	0	0	0	0	0	0	0	0	$ 0		0	0	(361,000)
Issuance of common stock for payment of Series E preferred dividends		0	0	0	0	0	0	0	$ 0
Series G preferred offering, shares									153,000
Series G redemption, shares									(153,000)
Series G redemption, amount						0	0	0	$ 0
Conversion of Series F Preferred shares into common stock		0	$ 0	$ 0	$ 0	$ 0	$ (8,000)	$ 0	0
Stock-based compensation	$ 226,717
Balance, shares at Dec. 31, 2021	13,607,609		1,000	3,000	1,000	2,000	1,000	3,000		13,674,000
Balance, amount at Dec. 31, 2021	$ (5,445,000)	105,000	$ 170,000	$ 531,000	$ 276,000	$ 1,639,000	$ 1,187,000	$ 2,963,000	$ 0	$ 3,403,000	(142,387,000)	126,800,000	(132,000)	(142,387,000)
Balance, shares at Jun. 30, 2021			1,000	3,000	1,000	2,000	1,000	3,000	62,000	13,297,000
Balance, amount at Jun. 30, 2021	(7,992,000)	105,000	$ 170,000	$ 531,000	$ 276,000	$ 1,639,000	$ 1,195,000	$ 2,963,000	$ 0	$ 3,403,000	(141,878,000)	126,353,000	(132,000)
Net loss	68,000
Issuance of common stock for Series D preferred dividends, amount	11,000											11,000
Net loss	68,000	0	0	0	0	0	0	0	0	0	68,000	0	0
Accrued preferred dividends	(119,000)	0	0	0	0	0	0	0	0	0	(119,000)	0	0
Stock-based compensation	56,000	0	0	0	0	0	0	0	0	0	0	56,000	0
Issuance of common stock for Series E preferred dividends	118,000	0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	0	288,000		118,000
Issuance of common stock for Series D preferred dividends										$ 22,000
Balance, shares at Sep. 30, 2021			1,000	3,000	1,000	2,000	1,000	3,000		13,607,000
Balance, amount at Sep. 30, 2021	$ (7,746,000)	105,000	$ 170,000	$ 531,000	$ 276,000	$ 1,639,000	$ 1,195,000	$ 2,963,000	0	$ 3,403,000	(141,929,000)	126,650,000	(132,000)
Balance, shares at Dec. 31, 2021	13,607,609		1,000	3,000	1,000	2,000	1,000	3,000		13,674,000
Balance, amount at Dec. 31, 2021	$ (5,445,000)	105,000	$ 170,000	$ 531,000	$ 276,000	$ 1,639,000	$ 1,187,000	$ 2,963,000	$ 0	$ 3,403,000	(142,387,000)	126,800,000	(132,000)	$ (142,387,000)
Issuance of common stock for payment of Series D preferred dividends, shares										65,000
Issuance of common stock for payment of Series D preferred dividends, amount	39,000									$ 0	0	39,000	0
Net loss	(2,534,000)
Accrued preferred dividends		0	0	0	0	0	0	0
Net loss	(2,534,000)	0	0	0	0	0	0	0			(2,534,000)	0
Issuance of common stock for payment of Series E preferred dividends, shares										181,000
Accrued preferred dividends	(581,000)									$ 0	(581,000)	0	0
Issuance of common stock for payment of Series E preferred dividends	102,000									0	0	102,000	0
Conversion of Series F Preferred shares into common stock	296,000
Stock-based compensation	132,000									$ 0	0	132,000	0
Issuances of warrants to investors	1,796,000	0	0	0	0	0	0	0				1,796,000
Conversion of Series D preferred stock to common stock		0	0	0	(117,000)	0	0	0
Issuances of warrants to consultants		0	$ 0	$ 0	$ 0	0	0	0
Common stock warrants exercised, shares										5,128,000
Common stock warrants exercised, amount	846,000									$ 5,000	0	841,000	0
Issuances of common stock to investors, shares										6,637,000
Issuances of common stock to investors, amount	1,396,000									$ 7,000	0	1,389,000	0
Issuance of common stock for payment of Series F preferred dividends, shares										161,000
Issuance of common stock for payment of Series F preferred dividends, amount	107,000									$ 0	0	107,000	0
Issuance of common stock for payment of Series F-2 preferred dividends, shares										114,000
Issuance of common stock for payment of Series F-2 preferred dividends, amount										242,000
Issuance of common stock for payment of interest	150,000											150,000
Issuance of common stock for payment of interest, amount	150,000									$ 0	0	150,000	0
Issuance of common stock for Series F and Series F-2 one-time 15% dividends, shares										624,000
Issuance of common stock for Series F and Series F-2 one-time 15% dividends, amount	400,000									$ 1,000	0	399,000	0
Conversion of Series D preferred stock to common stock, shares										975,000
Conversion of Series D preferred stock to common stock, amount	1,000					$ 1,000				$ 1,000	0	117,000	0
Conversion of Series E preferred stock to common stock, shares						(800,000)				3,390,000
Conversion of Series E preferred stock to common stock, amount	0						$ (292,000)			$ 3,000	0	797,000	0
Conversion of Series F preferred stock to common stock, shares										1,420,000
Conversion of Series F preferred stock to common stock, amount	0							$ (2,474,000)		$ 1,000	0	294,000	0
Conversion of Series F-2 preferred stock to common stock, shares								(3,000)		10,808,000
Conversion of Series F-2 preferred stock to common stock, amount	0									$ 11,000	0	2,463,000	0
Balance, shares at Sep. 30, 2022			1,000	3,000	1,000	1,000	1,000			43,419,000
Balance, amount at Sep. 30, 2022	(2,651,000)	105,000	$ 170,000	$ 531,000	$ 159,000	$ 839,000	$ 892,000	$ 489,000		$ 3,432,000	(145,502,000)	136,366,000	(132,000)
Balance, shares at Jun. 30, 2022			1,000	3,000	1,000	1,000	1,000	3,000		27,583,000
Balance, amount at Jun. 30, 2022	(5,766,000)	105,000	$ 170,000	$ 531,000	$ 159,000	$ 839,000	$ 892,000	$ 2,536,000		$ 3,416,000	(144,448,000)	130,166,000	(132,000)
Issuance of common stock for payment of Series D preferred dividends, amount	10,000	0								0	0	10,000	0
Net loss	(1,102,000)
Net loss	(1,102,000)	0	0	0	0	0	0	0		0	(1,102,000)	0	0
Accrued preferred dividends	48,000	0	0	0	0	0	0	0		0	48,000	0	0
Stock-based compensation	44,000	0	0	0	0	0	0	0		0	0	44,000	0
Issuances of warrants to investors	1,796,000	0	0	0	0	0	0	0		0	0	1,796,000	0
Issuances of warrants to consultants	786,000	0	0	0	0	0	0	0		$ 0	0	786,000	0
Issuances of common stock to investors, shares										6,637,000
Issuances of common stock to investors, amount	1,396,000									$ 7,000	0	1,389,000	0
Issuance of common stock for payment of interest, amount	70,000	0	0	0	0	0	0	$ 0		$ 0	0	70,000	0
Conversion of Series F-2 preferred stock to common stock, shares								3,000		8,944,000
Conversion of Series F-2 preferred stock to common stock, amount	0	0	0	0	0	0	0	$ (2,047,000)		$ 9,000	0	2,038,000	0
Issuances of common stock to investors		0	0	0	0	0	0	0
Issuance of common stock for payment of Series D preferred dividends, share										17,000
Issuance of common stock for payment of Series E preferred dividends, share										117,000
Issuance of common stock for payment of Series E preferred dividends, amount	67,000	0	$ 0	$ 0	$ 0	$ 0	$ 0	0		$ 0	0	67,000	0
Issuance of common stock for payment of interest,Share										121,000
Balance, shares at Sep. 30, 2022			1,000	3,000	1,000	1,000	1,000			43,419,000
Balance, amount at Sep. 30, 2022	$ (2,651,000)	$ 105,000	$ 170,000	$ 531,000	$ 159,000	$ 839,000	$ 892,000	$ 489,000		$ 3,432,000	$ (145,502,000)	$ 136,366,000	$ (132,000)